UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2003




ITEM 1. REPORT TO STOCKHOLDERS.
USAA BALANCED STRATEGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDING
NOVEMBER 30, 2003



[LOGO OF USAA]
   USAA(R)

                   USAA BALANCED
                          STRATEGY Fund

                                 [GRAPHIC OF USAA BALANCED STRATEGY FUND]

                   S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2003

                                             (C)2004, USAA. All rights reserved.

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                  2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                  5

FINANCIAL INFORMATION

    Portfolio of Investments                                               14

    Notes to Portfolio of Investments                                      29

    Financial Statements                                                   33

    Notes to Financial Statements                                          36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                           WE MAY NOT HAVE REACHED THE PEAK
                                         OF THE CURRENT CYCLICAL BULL MARKET,
[PHOTO OF CHRISTOPHER W. CLAUS]              BUT WE HAVE SEEN A REMARKABLE
                                                 RUN-UP IN STOCK PRICES.

                                                          "
--------------------------------------------------------------------------------

                 Economic reports confirm that the U.S. and global economies began a robust expansion early in the autumn of 2003. We are finally seeing the results of the fiscal and monetary policies that were implemented to stimulate economic growth. The economy is benefiting from the lowest short-term interest rates in decades, reduced marginal tax rates, and increased government spending. Productivity has increased to its highest level in 20 years, and corporate America is starting once again to invest in capital goods and to add employees to its payrolls. Finally, American goods and services are more competitive in global markets because foreign currencies have gained strength over the U.S. dollar.

                 All of these positive developments have translated into the growth of the gross domestic product (GDP) and improved corporate profitability, both of which have significantly driven up stock prices. So we're left with the obvious question: Can the economy keep growing fast enough and long enough to support existing equity valuations and to provide for higher stock prices?

                 While no one can predict what will happen, we do believe that market volatility will remain the norm rather than the exception. We may not have reached the peak of the current cyclical bull market, but we have seen a remarkable run-up in stock prices. Consequently, we would not be surprised to see some form of

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 consolidation before stocks try to break through resistance levels - assuming, of course, that the economy keeps growing, more new jobs are created, corporate profitability continues to improve, and short-term rates (which are expected to increase in 2004) do not spike dramatically.

                 Whatever happens, the most effective strategy in any market cycle is a well-thought-out investment plan that incorporates asset allocation, diversification, and a true understanding of your personal tolerance for risk - all matched to your investment goals.

                 At USAA, we remain committed to helping you with your goals. We will continue to provide you with outstanding resources - a market-tested portfolio management team, world-class service, and no-load mutual funds without excessive fees, sales loads, or contractual plans.

                 For all of us here at USAA, I would like to thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA BALANCED STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Using preset target ranges, the Fund's strategy is to invest its assets in a combination of stocks on the one hand and bonds and money market instruments on the other.

--------------------------------------------------------------------------------
                                          11/30/03               5/31/03
--------------------------------------------------------------------------------
Net Assets                             $433.3 Million         $350.8 Million
Net Asset Value Per Share                  $14.32                 $13.35

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/03
--------------------------------------------------------------------------------

5/31/03 TO 11/30/03*           1 YEAR          5 YEARS        SINCE INCEPTION ON 9/1/95
      8.19%                    12.69%           6.50%                  8.72%

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                   CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                  USAA
               RUSSELL 3000     BALANCED      LIPPER BALANCED   LIPPER BALANCED   LEHMAN BROTHERS U.S.
                  INDEX       STRATEGY FUND     FUNDS INDEX      FUNDS AVERAGE    AGGREGATE BOND INDEX
               ------------   -------------   ---------------   ---------------   --------------------
09/01/95       $10,000.00      $10,000.00       $10,000.00        $10,000.00          $10,000.00
09/30/95         10387.49        10040.00         10238.83          10229.98            10097.29
10/31/95         10297.79         9870.00         10212.88          10216.12            10228.60
11/30/95         10754.50        10060.00         10530.28          10532.97            10381.87
12/31/95         10930.17        10324.29         10696.02          10687.82            10527.57
01/31/96         11247.42        10334.38         10889.09          10887.67            10597.48
02/29/96         11413.33        10304.13         10894.34          10912.91            10413.27
03/31/96         11528.06        10515.68         10935.43          10948.47            10340.89
04/30/96         11746.65        10586.67         11007.82          11044.71            10282.73
05/31/96         12047.26        10637.37         11120.63          11187.90            10261.85
06/30/96         12008.36        10648.38         11157.30          11206.19            10399.66
07/31/96         11379.75        10300.92         10870.17          10897.85            10428.12
08/31/96         11724.97        10546.18         11041.82          11088.89            10410.64
09/30/96         12363.10        10975.62         11451.38          11508.38            10592.07
10/31/96         12589.10        11233.02         11693.67          11731.88            10826.70
11/30/96         13477.10        11734.44         12238.63          12267.07            11012.14
12/31/96         13314.78        11713.31         12092.06          12132.62            10909.75
01/31/97         14051.60        12004.58         12465.99          12499.24            10943.16
02/28/97         14066.96        12077.40         12512.26          12514.83            10970.38
03/31/97         13430.42        11868.62         12148.59          12145.44            10848.81
04/30/97         14091.98        12120.03         12513.80          12508.31            11011.21
05/31/97         15054.44        12685.70         13026.25          13055.55            11115.31
06/30/97         15680.29        13031.61         13458.04          13454.61            11247.24
07/31/97         16909.54        13705.37         14224.61          14231.02            11550.54
08/31/97         16223.71        13417.40         13773.71          13842.44            11452.02
09/30/97         17143.65        13854.99         14322.73          14388.42            11620.91
10/31/97         16567.81        13575.74         14061.93          14158.63            11789.50
11/30/97         17202.16        13822.77         14320.23          14412.62            11843.79
12/31/97         17546.73        13944.80         14546.47          14628.28            11963.04
01/31/98         17637.67        13922.91         14649.84          14722.20            12116.62
02/28/98         18899.38        14481.14         15231.47          15341.03            12107.49
03/31/98         19836.05        14919.09         15697.21          15780.96            12149.10
04/30/98         20031.08        14985.15         15807.16          15893.52            12212.51
05/31/98         19536.77        14820.00         15647.34          15718.73            12328.36
06/30/98         20197.37        14828.06         15935.89          15975.66            12432.91
07/31/98         19830.64        14304.70         15749.20          15768.39            12459.36
08/31/98         16792.85        12902.28         14392.39          14376.41            12662.13
09/30/98         17938.37        13113.85         15013.59          14997.42            12958.63
10/31/98         19300.01        13836.75         15575.27          15630.54            12890.11
11/30/98         20480.43        14548.35         16145.37          16241.04            12963.27
12/31/98         21782.13        15156.72         16741.02          16836.02            13002.24
01/31/99         22522.11        15701.28         17008.72          17137.15            13095.04
02/28/99         21724.36        15349.59         16599.88          16673.65            12866.45
03/31/99         22521.48        16052.52         17009.63          17088.08            12937.75
04/30/99         23538.06        16291.43         17566.78          17592.99            12978.73
05/31/99         23090.70        15950.13         17295.91          17340.05            12865.05
06/30/99         24257.61        16725.61         17774.11          17844.86            12824.07
07/31/99         23522.07        16417.15         17441.69          17491.25            12769.47
08/31/99         23254.61        16382.88         17258.68          17274.02            12762.97
09/30/99         22660.24        16120.26         17037.56          17050.48            12911.14
10/31/99         24081.63        16854.56         17530.87          17564.21            12958.78
11/30/99         24755.59        17221.71         17719.50          17795.83            12957.85
12/31/99         26335.19        18021.46         18243.80          18375.60            12895.37
01/31/00         25302.82        17549.03         17785.48          17877.76            12853.14
02/29/00         25537.35        17514.47         17742.64          17928.89            13008.59
03/31/00         27537.91        18493.42         18787.31          18936.60            13179.96
04/30/00         26567.46        17961.40         18443.01          18562.91            13142.22
05/31/00         25821.27        17649.13         18269.48          18310.80            13136.18
06/30/00         26585.78        18042.66         18561.08          18686.51            13409.48
07/31/00         26115.87        17826.03         18510.50          18634.82            13531.20
08/31/00         28052.68        18523.41         19336.74          19524.57            13727.32
09/30/00         26782.52        17900.05         18929.79          19036.03            13813.63
10/31/00         26401.18        17715.51         18913.05          18963.07            13905.04
11/30/00         23967.74        16891.25         18226.52          18187.87            14132.40
12/31/00         24370.52        17211.05         18679.53          18632.08            14394.56
01/31/01         25204.21        18484.57         19075.97          19072.00            14629.96
02/28/01         22901.35        18051.82         18335.50          18206.11            14757.41
03/31/01         21408.50        17755.71         17743.38          17553.25            14831.49
04/30/01         23125.36        18502.27         18488.02          18325.46            14769.93
05/31/01         23311.09        18950.20         18652.69          18466.44            14859.02
06/30/01         22881.26        18777.43         18366.88          18209.74            14915.17
07/31/01         22504.16        19040.49         18353.59          18183.12            15248.63
08/31/01         21175.60        18652.17         17831.27          17622.91            15423.25
09/30/01         19307.38        17464.73         16974.37          16667.39            15602.97
10/31/01         19756.59        17817.56         17258.46          17024.12            15929.47
11/30/01         21278.30        18876.02         17945.58          17728.80            15709.85
12/31/01         21578.22        19097.83         18075.00          17837.59            15610.09
01/31/02         21307.64        18925.42         17916.47          17656.14            15736.45
02/28/02         20871.92        18567.34         17794.73          17466.84            15888.95
03/31/02         21787.05        19098.35         18183.81          17846.43            15624.62
04/30/02         20644.01        18791.60         17747.44          17411.45            15927.62
05/31/02         20404.83        18938.31         17739.16          17332.04            16062.95
06/30/02         18936.00        17872.18         16982.39          16536.45            16201.84
07/31/02         17430.53        16999.38         16111.99          15733.64            16397.34
08/31/02         17512.87        17173.94         16277.29          15894.45            16674.20
09/30/02         15672.78        16406.97         15305.47          14951.59            16944.24
10/31/02         16920.75        16947.12         15943.47          15530.77            16867.06
11/30/02         17944.65        17689.82         16590.27          16112.32            16862.58
12/31/02         16930.14        17167.90         16143.07          15660.50            17210.89
01/31/03         16515.88        16852.01         15901.25          15428.12            17225.58
02/28/03         16244.16        16783.34         15782.00          15320.74            17463.93
03/31/03         16414.98        16837.28         15846.41          15384.13            17450.47
04/30/03         17755.40        17651.54         16703.95          16200.29            17594.46
05/31/03         18827.19        18424.40         17442.75          16933.49            17922.51
06/30/03         19081.26        18636.35         17575.01          17059.46            17886.94
07/31/03         19518.98        18733.41         17615.74          17071.99            17285.59
08/31/03         19951.53        18996.87         17913.13          17362.21            17400.36
09/30/03         19734.92        18987.33         17935.86          17361.69            17860.96
10/31/03         20929.26        19725.11         18527.60          17917.68            17694.38
11/30/03         21217.54        19933.91         18691.64          18088.05            17736.76

                                   [END CHART]

                      DATA SINCE INCEPTION ON 9/1/95 THROUGH 11/30/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Balanced Strategy Fund to the following benchmarks:

                 o The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

                 o The Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

                 o The Lipper Balanced Funds Average, an average of all balanced funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MATTHEW E. MEGARGEL, CFA                   MARGARET "DIDI" WEINBLATT, Ph.D., CFA
  Wellington Management Company, LLP          USAA Investment Management Company
  (Stocks)                                    (Bonds)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Balanced Strategy Fund had a total return of 8.19% for the six-month period ended November 30, 2003. This compares to a 6.90% return for the Lipper Balanced Funds Average, 7.16% for the Lipper Balanced Funds Index, 12.70% for the Russell 3000 Index, and (1.04)% for the Lehman Brothers U.S. Aggregate Bond Index. Both the equity and fixed-income portions of the Fund outperformed their respective benchmarks.

                                           * * * * *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                 RATING(TM) OF 5 STARS IN THE MODERATE ALLOCATION FUNDS CATEGORY
                  (619 FUNDS IN CATEGORY) AS OF NOVEMBER 30, 2003. THE OVERALL
                     MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED
                  AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-,
                  FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 With respect to the moderate allocation funds, the USAA Balanced Strategy Fund received a Morningstar Rating of 5 stars for the three- and five-year periods among 619 and 497 funds,

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 respectively, through November 30, 2003. Ratings are based on risk-adjusted returns.

                 The Fund also is listed as a Lipper Leader for total return among 418 funds within the Lipper Balanced Funds category for the three-year period ending November 30, 2003. The Fund was rated among 355 and 114 funds in the Balanced Funds category for the five- and 10-year periods, respectively, ending November 30, 2003. Ratings are based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and 10-year periods (if applicable).

                                [LOGO OF LIPPER LEADER]
                                      TOTAL RETURN

HOW WERE THE FUND'S ASSETS ALLOCATED BETWEEN STOCKS AND BONDS?

                 The Fund began the period with 60% of net assets in stocks and 34% in bonds. We did not make any allocation shifts during the period, but as a result of market movements, the Fund ended the period with 64% of net assets in stocks and 31% in bonds.

WHAT FACTORS LED TO THE SOLID PERFORMANCE OF THE EQUITY PORTION?

                 Strong stock selection and favorable sector allocations drove relative performance. In terms of sector allocation, the Fund

                 LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF NOVEMBER 30, 2003. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 benefited from being overweight relative to the benchmark in the best performing sector, information technology, and underweight in two of the poorest performing sectors, telecommunications and utilities.

                 The Fund's strongest stock selection was in information technology, because two of the top contributors to performance, Intel Corp. and International Rectifier Corp., benefited from the rally in semiconductor stocks. The Fund also had good stock selection within the financials sector, with both Citigroup, Inc. and Merrill Lynch & Co., Inc. among the top contributors.

                 The Fund was held back by relatively weak stock selection in the industrials and materials sector. On an absolute basis, the major detractors from performance were SBC Communications, Inc. and Wyeth. At the end of the period, the Fund continued to own SBC Communications, Inc. based on our relatively positive view of fundamentals and valuation, and Wyeth based on its improving drug pipeline.

HOW WAS THE EQUITY PORTION POSITIONED AT THE END OF THE REPORTING PERIOD?

                 It appears that investor optimism surrounding the economy and the equity markets has begun to consolidate. Tax cuts, a weaker dollar, sustained productivity, and healthier balance sheets should bode well for corporate profits. In this environment, we have continued to enhance our cyclical posture, most notably by adding to our overweight position in the materials sector. At the end of the period, the largest overweights relative to the benchmark in the equity portion of the Fund were in the consumer discretionary, information technology, and industrials sectors. The Fund was underweight in consumer staples, utilities, and financials.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-28.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT ABOUT THE BOND PORTION OF THE FUND?

                 While we outperformed our peer group, returns for investment-grade bonds in general were disappointing. The yield on the 10-year Treasury reached a low of 3.1% in mid-June 2003, but these levels proved unsustainable in light of stronger economic data, and for the six-month period, yields on 10-year Treasuries rose about 1%. Since bond prices fall when yields rise, most sectors of the bond market posted negative returns for the period.

                 The graph below shows the Treasury yield curve (the plot of Treasury interest rates versus maturity) for the beginning and end of the period.


--------------------------------------------------------------------------------
                        HISTORICAL YIELD CURVE*
--------------------------------------------------------------------------------
                   [CHART OF HISTORICAL YIELD CURVE*]

                       5/30/03                11/28/03                CHANGE
                       -------                --------               -------
3 MONTH                 1.098                  0.927                 -0.1707
6 MONTH                 1.083                  1.032                 -0.0514
 2 YEAR                 1.322                  2.044                  0.7220
 3 YEAR                 1.565                  2.547                  0.9826
 5 YEAR                 2.289                  3.354                  1.0648
10 YEAR                 3.370                  4.332                  0.9618
30 YEAR                 4.376                  5.131                  0.7549

                             [END CHART]

                 * YIELD OF TREASURY BILLS, NOTES, AND BONDS. SOURCE:
                   BLOOMBERG L.P.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HOW DID YOU MANAGE THE BOND PORTION IN THIS RISING-RATE ENVIRONMENT?

                 We kept the Fund's interest-rate sensitivity (or duration) lower than that of the market, which was helpful in the rising-rate environment. Sector allocations also proved beneficial, with the Fund maintaining an overweight position in corporate bonds, which posted record returns relative to Treasury bonds. Our investments in Treasury inflation-protected securities (TIPS) performed well given fears that economic growth could cause inflation to rise.

WHAT WAS YOUR VIEW OF THE BOND MARKET AT THE END OF THE REPORTING PERIOD?

                 Interest rates on intermediate- and longer-term securities ended the period at their highest levels of the past year, indicating the bond market has already priced in an economic recovery. With interest rates higher, bonds have become a much better buy. However, since interest rates tend to rise in a recovery, we expect to continue to keep the Fund's interest-rate sensitivity relatively low and to look for the best opportunities to invest in securities with defensive characteristics. We thank you for your confidence and for the opportunity to serve you.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------
            TOP 10 EQUITY HOLDINGS
              (% of Net Assets)
-------------------------------------------------

Citigroup, Inc.                              2.1%

Microsoft Corp.                              2.1%

Pfizer, Inc.                                 1.9%

General Electric Co.                         1.5%

American International Group, Inc.           1.3%

Intel Corp.                                  1.3%

Exxon Mobil Corp.                            1.2%

Merrill Lynch & Co., Inc.                    1.1%

Time Warner, Inc.                            1.1%

Cisco Systems, Inc.                          1.0%
-------------------------------------------------

                ASSET ALLOCATION
                    11/30/03

         [PIE CHART OF ASSET ALLOCATION]

Stocks                                       63.7%
Bonds                                        30.8%
Money Market Instruments                     6.3%

                   [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-28.

14

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES     SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               STOCKS (63.7%)

               ADVERTISING (0.9%)
    51,900     Lamar Advertising Co. *                                                     $  1,827
    28,600     Omnicom Group, Inc.                                                            2,278
                                                                                           --------
                                                                                              4,105
                                                                                           --------
               AEROSPACE & DEFENSE (1.6%)
    26,000     General Dynamics Corp.                                                         2,103
    46,700     Lockheed Martin Corp.                                                          2,145
    33,200     United Technologies Corp.                                                      2,845
                                                                                           --------
                                                                                              7,093
                                                                                           --------

               AIR FREIGHT & LOGISTICS (0.8%)
    49,700     EGL, Inc. *                                                                      913
    34,900     FedEx Corp.                                                                    2,537
                                                                                           --------
                                                                                              3,450
                                                                                           --------

               AIRLINES (0.1%)
     6,300     JetBlue Airways Corp. *                                                          230
                                                                                           --------

               ALUMINUM (0.8%)
   108,300     Alcoa, Inc.                                                                    3,553
                                                                                           --------

               APPAREL, ACCESSORIES, & LUXURY GOODS (0.5%)
    16,200     Coach, Inc. *                                                                    645
     7,500     Columbia Sportswear Co. *                                                        445
    31,800     Liz Claiborne, Inc.                                                            1,113
                                                                                           --------
                                                                                              2,203
                                                                                           --------

               APPAREL RETAIL (1.2%)
    26,700     American Eagle Outfitters, Inc. *                                                492
    22,300     Chico's FAS, Inc. *                                                              856
   110,800     Gap, Inc.                                                                      2,382
    58,250     Pacific Sunwear of California, Inc. *                                          1,326
                                                                                           --------
                                                                                              5,056
                                                                                           --------

               APPLICATION SOFTWARE (0.4%)
    42,830     Cadence Design Systems, Inc. *                                                   717
    13,800     Manhattan Associates, Inc. *                                                     420
    40,300     Siebel Systems, Inc. *                                                           531
                                                                                           --------
                                                                                              1,668
                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES     SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
    31,400     Federated Investors, Inc. "B"                                               $    903
    37,400     Legg Mason, Inc.                                                               2,981
                                                                                           --------
                                                                                              3,884
                                                                                           --------

               AUTO PARTS & EQUIPMENT (0.2%)
    17,300     Lear Corp.                                                                     1,023
                                                                                           --------

               BIOTECHNOLOGY (0.7%)
    72,300     Albany Molecular Research, Inc. *                                              1,019
    10,400     Genzyme Corp. *                                                                  486
    97,000     Millennium Pharmaceuticals, Inc. *                                             1,530
                                                                                           --------
                                                                                              3,035
                                                                                           --------

               BROADCASTING & CABLE TV (1.2%)
   106,100     Comcast Corp. "A" *                                                            3,199
    59,100     EchoStar Communications Corp. "A" *                                            2,038
                                                                                           --------
                                                                                              5,237
                                                                                           --------

               BUILDING PRODUCTS (0.5%)
    79,000     Masco Corp.                                                                    2,149
                                                                                           --------

               CASINOS & GAMING (0.2%)
    27,000     International Game Technology, Inc.                                              937
                                                                                           --------

               COMMUNICATIONS EQUIPMENT (2.5%)
    41,200     Andrew Corp. *                                                                   485
    99,600     Brocade Communications Systems, Inc. *                                           607
   193,200     Cisco Systems, Inc. *                                                          4,378
    27,900     Comverse Technology, Inc. *                                                      536
   139,400     Corning, Inc. *                                                                1,597
    63,700     Motorola, Inc.                                                                   894
    73,900     Polycom, Inc. *                                                                1,465
    58,500     Tekelec, Inc. *                                                                  977
                                                                                           --------
                                                                                             10,939
                                                                                           --------

               COMPUTER HARDWARE (1.9%)
    35,700     Dell, Inc. *                                                                   1,232
   164,300     Hewlett-Packard Co.                                                            3,564
    39,300     IBM Corp.                                                                      3,558
                                                                                           --------
                                                                                              8,354
                                                                                           --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES     SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               COMPUTER STORAGE & PERIPHERALS (0.1%)
    44,400     Western Digital Corp. *                                                     $    552
                                                                                           --------

               CONSUMER FINANCE (0.4%)
    28,600     American Express Co.                                                           1,307
    38,200     Providian Financial Corp. *                                                      432
                                                                                           --------
                                                                                              1,739
                                                                                           --------

               DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
    17,300     CheckFree Corp. *                                                                478
    26,400     First Data Corp.                                                                 999
    79,700     SunGard Data Systems, Inc. *                                                   2,154
                                                                                           --------
                                                                                              3,631
                                                                                           --------

               DEPARTMENT STORES (0.3%)
    25,300     Federated Department Stores, Inc.                                              1,242
                                                                                           --------

               DISTILLERS & VINTNERS (0.2%)
    30,200     Constellation Brands, Inc. "A" *                                               1,042
                                                                                           --------

               DIVERSIFIED BANKS (2.5%)
    49,600     Bank of America Corp.                                                          3,741
    88,100     Bank One Corp.                                                                 3,820
    67,100     Wachovia Corp.                                                                 3,070
                                                                                           --------
                                                                                             10,631
                                                                                           --------

               DIVERSIFIED CHEMICALS (0.5%)
    49,900     Du Pont (E.I.) De Nemours & Co.                                                2,069
                                                                                           --------

               DIVERSIFIED COMMERCIAL SERVICES (0.7%)
    37,400     ARAMARK Corp. "B"                                                              1,015
    48,500     ChoicePoint, Inc. *                                                            1,855
     4,500     University of Phoenix Online *                                                   339
                                                                                           --------
                                                                                              3,209
                                                                                           --------

               ELECTRIC UTILITIES (0.7%)
    43,000     Black Hills Corp.                                                              1,387
    24,100     Exelon Corp.                                                                   1,490
                                                                                           --------
                                                                                              2,877
                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES     SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    99,600     American Power Conversion Corp.                                             $  2,177
                                                                                           --------

               ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
    48,000     Waters Corp. *                                                                 1,535
                                                                                           --------

               ELECTRONIC MANUFACTURING SERVICES (0.2%)
    65,900     Sanmina-SCI Corp. *                                                              803
                                                                                           --------

               ENVIRONMENTAL SERVICES (0.6%)
    81,000     Waste Management, Inc.                                                         2,382
                                                                                           --------

               EXCHANGE-TRADED FUND (0.7%)
    28,300     MidCap SPDR Trust Series 1 h                                                   2,950
                                                                                           --------

               GENERAL MERCHANDISE STORES (0.4%)
    40,200     Target Corp.                                                                   1,557
                                                                                           --------

               GOLD (0.1%)
    11,600     Freeport-McMoRan Copper & Gold, Inc. "B"                                         505
                                                                                           --------

               HEALTH CARE DISTRIBUTORS (0.5%)
    35,400     Cardinal Health, Inc.                                                          2,164
                                                                                           --------

               HEALTH CARE EQUIPMENT (0.6%)
    39,500     Diagnostic Products Corp.                                                      1,787
    17,200     Guidant Corp.                                                                    976
                                                                                           --------
                                                                                              2,763
                                                                                           --------

               HEALTH CARE FACILITIES (0.3%)
    43,000     Triad Hospitals, Inc. *                                                        1,488
                                                                                           --------

               HEALTH CARE SERVICES (0.9%)
    23,800     Caremark Rx, Inc. *                                                              635
    25,000     Dendrite International, Inc. *                                                   428
    57,900     IMS Health, Inc.                                                               1,333

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES     SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
    13,200     Laboratory Corp. of America Holdings *                                      $    477
    30,100     Medco Health Solutions, Inc. *                                                 1,097
                                                                                           --------
                                                                                              3,970
                                                                                           --------

               HEALTH CARE SUPPLIES (0.9%)
    21,400     Cooper Companies, Inc.                                                           977
    53,900     Edwards Lifesciences Corp. *                                                   1,623
    28,900     Fisher Scientific International, Inc. *                                        1,164
                                                                                           --------
                                                                                              3,764
                                                                                           --------

               HOME IMPROVEMENT RETAIL (1.0%)
    71,800     Lowe's Companies, Inc.                                                         4,186
                                                                                           --------

               HOMEBUILDING (0.4%)
    38,000     D.R. Horton, Inc.                                                              1,661
                                                                                           --------

               HOUSEHOLD PRODUCTS (0.6%)
    25,400     Procter & Gamble Co.                                                           2,444
                                                                                           --------

               HYPERMARKETS & SUPER CENTERS (0.9%)
    73,500     Wal-Mart Stores, Inc.                                                          4,090
                                                                                           --------

               INDUSTRIAL CONGLOMERATES (2.0%)
    27,300     3M Co.                                                                         2,158
   230,900     General Electric Co.                                                           6,620
                                                                                           --------
                                                                                              8,778
                                                                                           --------

               INSURANCE BROKERS (0.9%)
    62,900     Arthur J. Gallagher & Co.                                                      1,969
    43,900     Marsh & McLennan Companies, Inc.                                               1,951
                                                                                           --------
                                                                                              3,920
                                                                                           --------

               INTEGRATED OIL & GAS (1.9%)
    39,712     ChevronTexaco Corp.                                                            2,982
   140,500     Exxon Mobil Corp.                                                              5,082
                                                                                           --------
                                                                                              8,064
                                                                                           --------

               INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
   116,400     SBC Communications, Inc.                                                       2,710
                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES     SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               INVESTMENT BANKING & BROKERAGE (1.6%)
    88,800     E-Trade Group, Inc. *                                                       $    962
    12,600     Goldman Sachs Group, Inc.                                                      1,211
    83,900     Merrill Lynch & Co., Inc.                                                      4,761
                                                                                           --------
                                                                                              6,934
                                                                                           --------

               IT CONSULTING & OTHER SERVICES (0.5%)
    88,600     Accenture Ltd. "A" (Bermuda) *                                                 2,206
                                                                                           --------

               MANAGED HEALTH CARE (0.5%)
     9,600     Coventry Health Care, Inc. *                                                     575
    19,600     Oxford Health Plans, Inc.                                                        859
     9,200     Wellpoint Health Networks, Inc. *                                                860
                                                                                           --------
                                                                                              2,294
                                                                                           --------

               METAL & GLASS CONTAINERS (0.9%)
   170,700     Pactiv Corp. *                                                                 3,830
                                                                                           --------

               MOVIES & ENTERTAINMENT (1.1%)
   298,300     Time Warner, Inc. *                                                            4,856
                                                                                           --------

               MULTI-LINE INSURANCE (1.3%)
   100,600     American International Group, Inc.                                             5,830
                                                                                           --------

               OIL & GAS DRILLING (0.0%)(n)
     2,800     GlobalSantaFe Corp. (Cayman Islands)                                              60
                                                                                           --------

               OIL & GAS EQUIPMENT & SERVICES (0.6%)
    51,600     Schlumberger Ltd. (Netherlands)                                                2,421
                                                                                           --------

               OIL & GAS EXPLORATION & PRODUCTION (0.9%)
   132,200     Chesapeake Energy Corp.                                                        1,613
    35,400     EOG Resources, Inc.                                                            1,484
    61,500     Swift Energy Co. *                                                               873
                                                                                           --------
                                                                                              3,970
                                                                                           --------

               OTHER DIVERSIFIED FINANCIAL SERVICES (2.1%)
   196,839     Citigroup, Inc.                                                                9,259
                                                                                           --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES     SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               PACKAGED FOODS & MEAT (0.2%)
    39,100     Hain Celestial Group, Inc. *                                                $    902
                                                                                           --------

               PAPER PRODUCTS (0.5%)
    53,000     International Paper Co.                                                        1,972
                                                                                           --------

               PERSONAL PRODUCTS (0.5%)
    70,300     Gillette Co.                                                                   2,371
                                                                                           --------

               PHARMACEUTICALS (5.0%)
    96,700     Abbott Laboratories                                                            4,274
    22,100     Biovail Corp. (Canada) *                                                         414
    51,500     Eli Lilly & Co.                                                                3,531
    57,900     King Pharmaceuticals, Inc. *                                                     748
   247,300     Pfizer, Inc.                                                                   8,297
    11,631     Watson Pharmaceuticals, Inc. *                                                   548
    93,300     Wyeth                                                                          3,676
                                                                                           --------
                                                                                             21,488
                                                                                           --------

               PROPERTY & CASUALTY INSURANCE (0.7%)
    19,000     Ambac Financial Group, Inc.                                                    1,306
   117,100     Travelers Property Casualty Corp. "B"                                          1,827
                                                                                           --------
                                                                                              3,133
                                                                                           --------

               PUBLISHING (0.5%)
    24,500     Gannett Co., Inc.                                                              2,122
                                                                                           --------

               RAILROADS (0.7%)
    46,700     CSX Corp.                                                                      1,583
    64,000     Norfolk Southern Corp.                                                         1,370
                                                                                           --------
                                                                                              2,953
                                                                                           --------

               REGIONAL BANKS (0.2%)
    18,500     Bank Hawaii Corp.                                                                765
                                                                                           --------

               RESTAURANTS (0.1%)
     9,800     Krispy Kreme Doughnuts, Inc. *                                                   405
                                                                                           --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES     SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               SEMICONDUCTOR EQUIPMENT (0.7%)
    87,800     Applied Materials, Inc. *                                                   $  2,134
     7,200     Cabot Microelectronics Corp. *                                                   382
    16,200     Novellus Systems, Inc. *                                                         709
                                                                                           --------
                                                                                              3,225
                                                                                           --------

               SEMICONDUCTORS (3.2%)
         1     Agere Systems, Inc. "B" *                                                          -
    41,600     Analog Devices, Inc.                                                           2,070
    42,500     Fairchild Semiconductor International, Inc. "A" *                              1,105
     7,900     Integrated Circuit Systems, Inc. *                                               235
   171,600     Intel Corp.                                                                    5,736
    52,100     International Rectifier Corp. *                                                2,846
    62,300     Texas Instruments, Inc.                                                        1,854
                                                                                           --------
                                                                                             13,846
                                                                                           --------

               SOFT DRINKS (1.9%)
    76,600     Coca-Cola Co.                                                                  3,562
   105,100     Coca-Cola Enterprises, Inc.                                                    2,170
    48,200     PepsiCo, Inc.                                                                  2,320
                                                                                           --------
                                                                                              8,052
                                                                                           --------

               SPECIALTY STORES (1.4%)
    73,400     Michaels Stores, Inc.                                                          3,468
    31,700     O'Reilly Automotive, Inc. *                                                    1,380
    43,500     PETsMART, Inc.                                                                 1,051
                                                                                           --------
                                                                                              5,899
                                                                                           --------

               SYSTEMS SOFTWARE (2.1%)
   347,200     Microsoft Corp.                                                                8,923
                                                                                           --------

               TECHNOLOGY DISTRIBUTORS (0.1%)
    10,600     CDW Corp.                                                                        633
                                                                                           --------

               THRIFTS & MORTGAGE FINANCE (0.7%)
    29,400     Countrywide Credit Financial Corp.                                             3,105
                                                                                           --------

               TOBACCO (0.7%)
    54,800     Altria Group, Inc.                                                             2,850
                                                                                           --------
               Total stocks (cost: $243,326)                                                276,123
                                                                                           --------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                                          MARKET
    AMOUNT                                                        COUPON                             VALUE
     (000)     SECURITY                                             RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------
               BONDS (30.8%)

               CORPORATE OBLIGATIONS (10.8%)

               AEROSPACE & DEFENSE (0.3%)
   $ 1,000     Boeing Capital Corp.                                 5.40%        11/30/2009     $    1,036
                                                                                                ----------

               BREWERS (0.2%)
     1,000     Miller Brewing Co. a                                 4.25          8/15/2008          1,007
                                                                                                ----------

               BROADCASTING & CABLE TV (0.5%)
     1,000     Comcast Cable Communications, Inc.                   6.88          6/15/2009          1,120
     1,000     Cox Communications, Inc.                             4.63          6/01/2013            958
                                                                                                ----------
                                                                                                     2,078
                                                                                                ----------

               CONSTRUCTION & FARM MACHINERY &
                 HEAVY TRUCKS (0.2%)
     1,000     John Deere Capital Corp.                             1.47(d)       5/20/2005          1,001
                                                                                                ----------

               CONSUMER FINANCE (1.9%)
     2,000     American Express Credit Corp.                        1.26(d)       9/19/2006          2,002
     1,000     Ford Motor Credit Corp.                              7.60          8/01/2005          1,065
     1,000     General Motors Acceptance Corp.                      2.41(d)      10/20/2005          1,003
     2,000     Household Finance Corp.                              6.38         10/15/2011          2,194
     2,000     SLM Corp.                                            5.38          1/15/2013          2,047
                                                                                                ----------
                                                                                                     8,311
                                                                                                ----------

               DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
     1,000     Fiserv, Inc.                                         4.00          4/15/2008            991
                                                                                                ----------

               DIVERSIFIED BANKS (0.8%)
     2,050     First Union Corp.                                    6.82          8/01/2026          2,439
     1,000     Imperial Bank                                        8.50          4/01/2009          1,194
                                                                                                ----------
                                                                                                     3,633
                                                                                                ----------

               ELECTRIC UTILITIES (1.9%)
     2,000     El Paso Electric Co.                                 9.40          5/01/2011          2,334
     1,000     Entergy Mississippi, Inc., First
                 Mortgage Bonds                                     5.15          2/01/2013            976
     1,000     Northern States Power Co., First
                 Mortgage Bonds                                     2.88          8/01/2006            996
     1,000     Pepco Holdings, Inc.                                 4.00          5/15/2010            960

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                                          MARKET
    AMOUNT                                                         COUPON                            VALUE
     (000)     SECURITY                                              RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 2,000     Pinnacle One Partners, L.P.(a)                        8.83%        8/15/2004     $    2,080
       800     Teco Energy, Inc., Senior Notes                      10.50        12/01/2007            935
                                                                                                ----------
                                                                                                     8,281
                                                                                                ----------

               ENVIRONMENTAL SERVICES (0.5%)
     1,000     Waste Management, Inc.                                6.50        11/15/2008          1,099
     1,000     WMX Technologies, Inc.                                7.38         8/01/2010          1,154
                                                                                                ----------
                                                                                                     2,253
                                                                                                ----------

               GAS UTILITIES (1.2%)
     1,000     Enbridge Energy Partners, L.P.                        4.75         6/01/2013            965
     1,000     Entergy-Koch, L.P.(a)                                 3.65         8/20/2006          1,001
     1,000     Peoples Energy Corp.                                  6.90         1/15/2011          1,141
     2,000     Texas Gas Transmission Corp., LLC                     4.60         6/01/2015          1,873
                                                                                                ----------
                                                                                                     4,980
                                                                                                ----------

               INTEGRATED OIL & GAS (0.3%)
     1,000     Occidental Petroleum Corp.                            5.88         1/15/2007          1,079
                                                                                                ----------

               METAL & GLASS CONTAINERS (0.3%)
     1,000     Pactiv Corp.                                          7.20        12/15/2005          1,085
                                                                                                ----------

               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     1,000     Devon Financing Corp., ULC                            6.88         9/30/2011          1,128
                                                                                                ----------

               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
     1,000     Textron Financial Corp.                               2.75         6/01/2006            991
                                                                                                ----------

               PACKAGED FOODS & MEAT (0.5%)
     1,000     General Mills, Inc.                                   2.63        10/24/2006            986
     1,000     Tyson Foods, Inc.                                     8.25        10/01/2011          1,196
                                                                                                ----------
                                                                                                     2,182
                                                                                                ----------

               PAPER PRODUCTS (0.2%)
     1,000     MeadWestvaco Corp.(k)                                 1.75(d)     12/01/2005          1,000
                                                                                                ----------

               REAL ESTATE INVESTMENT TRUSTS (0.8%)
     1,000     Nationwide Health Properties, Inc.                    7.60         5/10/2007          1,092
     2,000     Pan Pacific Retail Properties, Inc.                   7.95         4/15/2011          2,363
                                                                                                ----------
                                                                                                     3,455
                                                                                                ----------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                                          MARKET
    AMOUNT                                                        COUPON                             VALUE
     (000)     SECURITY                                             RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------
               REGIONAL BANKS (0.3%)
   $ 1,000     Union Planters Bank, N.A.                            6.50%         3/15/2018     $    1,076
                                                                                                ----------

               SOFT DRINKS (0.2%)
     1,000     Coca-Cola HBC Finance B.V.(a)                        5.13          9/17/2013            998
                                                                                                ----------
               Total corporate obligations (cost: $44,007)                                          46,565
                                                                                                ----------

               EURODOLLAR AND YANKEE OBLIGATIONS (1.7%)

               AEROSPACE & DEFENSE (0.2%)
     1,000     Bombardier, Inc.(a)                                  6.75          5/01/2012          1,085
                                                                                                ----------

               DIVERSIFIED BANKS (0.5%)
     1,000     Bayerische Landesbank                                2.60         10/16/2006            995
     1,000     Nordea Bank Sweden A B(a)                            5.25         11/30/2012          1,022
                                                                                                ----------
                                                                                                     2,017
                                                                                                ----------

               DIVERSIFIED METALS & MINING (0.5%)
     2,000     Brascan Corp.                                        8.13         12/15/2008          2,330
                                                                                                ----------

               INDUSTRIAL CONGLOMERATES (0.2%)
     1,000     Hutchison Whampoa International(a)                   6.50          2/13/2013          1,027
                                                                                                ----------

               INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
     1,000     Deutsche Telekom International Finance B.V.          8.25          6/15/2005          1,087
                                                                                                ----------

               Total eurodollar and yankee obligations
                 (cost: $6,974)                                                                      7,546
                                                                                                ----------

               ASSET-BACKED SECURITIES (4.0%)

               AIRLINES (0.2%)
       948     American Airlines, Pass-Through Certificates,
                 Series 2002-1, Class G, EETC                       1.76(d)       9/23/2007            950
                                                                                                ----------

               ASSET-BACKED FINANCING (3.8%)
     1,000     Capital One Bank                                     4.32          4/15/2009          1,017
     2,000     Citibank Credit Card Issuance Trust                  4.10         12/07/2006          2,051
     4,000     Consumers Funding, LLC                               5.43          4/20/2015          4,213


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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                                          MARKET
    AMOUNT                                                        COUPON                             VALUE
     (000)     SECURITY                                             RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 1,000     DaimlerChrysler Auto Trust                           2.12%        11/08/2006     $    1,002
     1,000     Detroit Edison Securitization Funding, LLC           6.42          3/01/2015          1,122
     1,000     Honda Auto Receivables Owner Trust                   2.14          4/23/2007            999
     1,000     Oncor Electric Delivery Transition Bond Co.          2.26          2/15/2009          1,001
     1,000     SLM Student Loan Trust                               1.18(d)      12/15/2009          1,001
     2,000     Toyota Auto Receivables Owner Trust                  1.43          2/15/2006          1,999
     2,000     Whole Auto Loan Trust(a)                             1.99          5/15/2007          1,993
                                                                                                ----------
                                                                                                    16,398
                                                                                                ----------
               Total asset-backed securities (cost: $16,825)                                        17,348
                                                                                                ----------

               U.S. GOVERNMENT AGENCY ISSUES (11.2%)(m)

               FANNIE MAE COLLATERALIZED MORTGAGE
               OBLIGATIONS (1.7%) +
     5,000     6.00%, 2/25/2014 - 9/25/2017                                                          5,206
     2,000     6.50%, 8/25/2016                                                                      2,100
                                                                                                ----------
                                                                                                     7,306
                                                                                                ----------

               FANNIE MAE DEBENTURES (1.7%) +
     2,000     5.25%, 8/01/2012                                                                      2,038
     5,000     5.38%, 11/15/2011                                                                     5,304
                                                                                                ----------
                                                                                                     7,342
                                                                                                ----------

               FREDDIE MAC COLLATERALIZED MORTGAGE
               OBLIGATIONS (4.1%) +
     6,673     6.00%, 2/15/2013 - 12/01/2031                                                         7,001
    10,402     6.50%, 11/15/2012 - 4/15/2018                                                        10,770
                                                                                                ----------
                                                                                                    17,771
                                                                                                ----------

               FREDDIE MAC MORTGAGE-BACKED PASS-
               THROUGH SECURITIES (0.6%) +
     2,574     5.50%, 4/01/2033                                                                      2,591
                                                                                                ----------

               GOVERNMENT NATIONAL MORTGAGE ASSN.
               COLLATERALIZED MORTGAGE OBLIGATIONS (1.1%)
     1,000     6.00%, 3/20/2014                                                                      1,039
     1,579     6.50%, 5/20/2014                                                                      1,611
     2,000     7.00%, 11/16/2016                                                                     2,119
                                                                                                ----------
                                                                                                     4,769
                                                                                                ----------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                                          MARKET
    AMOUNT                                                        COUPON                             VALUE
     (000)     SECURITY                                             RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------
               GOVERNMENT NATIONAL MORTGAGE ASSN. MORTGAGE-BACKED
               PASS-THROUGH SECURITIES (1.6%)
   $ 4,316     5.50%, 1/15/2033                                                                 $    4,367
     1,659     6.50%, 8/20/2031                                                                      1,745
       861     7.00%, 4/15/2032                                                                        916
                                                                                                ----------
                                                                                                     7,028
                                                                                                ----------

               OTHER U.S. GOVERNMENT AGENCIES (0.4%)
     1,905     Rowan Companies, Inc., Guaranteed Bond,
                 Title XI                                           2.80%        10/20/2013          1,813
                                                                                                ----------
               Total U.S. government agency issues
                 (cost: $46,976)                                                                    48,620
                                                                                                ----------

               U.S. TREASURY SECURITY (1.7%)

               INFLATION-INDEXED NOTE(f)
     6,383     3.50%, 1/15/2011 (cost: $6,517)                                                       7,132
                                                                                                ----------

               OTHER MORTGAGE-BACKED SECURITIES (0.5%)

               COMMERICAL MORTGAGE-BACKED SECURITIES
     1,000     Credit Suisse First Boston Mortgage
                 Securities Corp.                                   7.17          5/17/2040          1,055
       981     LB Commercial Conduit Mortgage Trust                 7.68          9/25/2025          1,026
                                                                                                ----------
               Total other mortgage securities (cost: $2,122)                                        2,081
                                                                                                ----------

               INTEREST-ONLY COMMERCIAL
               MORTGAGE-BACKED SECURITY (0.2%)(g)

               COMMERICAL MORTGAGE-BACKED SECURITY
    10,000     Greenwich Capital Commercial Funding
                 Corp. (a,b) (cost: $974)                           2.29          1/11/2035            991
                                                                                                ----------

               MUNICIPAL BONDS (0.7%)

               ELECTRIC UTILITIES (0.3%)
     1,000     Ohio Edison Co., Water
                 Development Auth. RB (c)                           2.25          6/01/2033          1,001
                                                                                                ----------

               ENVIRONMENTAL SERVICES (0.2%)
     1,000     California State Financing Auth. PCRB(c,k)           2.00         12/01/2033          1,000
                                                                                                ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                                          MARKET
    AMOUNT                                                        COUPON                             VALUE
     (000)     SECURITY                                             RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------
               SPECIAL ASSESSMENT/TAX/FEE (0.2%)
$    1,000     Virginia Short Pump Town Center Community
                 Development Auth. RB(a)                            4.85%         2/01/2006     $      994
                                                                                                ----------
               Total municipal bonds (cost: $3,000)                                                  2,995
                                                                                                ----------
               Total bonds (cost: $127,395)                                                        133,278
                                                                                                ----------

    NUMBER
 OF SHARES
----------

               MONEY MARKET INSTRUMENTS (6.3%)

               MONEY MARKET FUNDS (1.8%)
               -------------------------
 1,331,780     AIM Short-Term Investment Co.
                 Liquid Assets Portfolio(i)                         1.02(j)                          1,332
 1,423,488     Merrill Lynch Premier Institutional Fund(i)          1.04(j)                          1,424
    38,315       SSgA Money Market Fund                              .72(j)                             38
 4,838,934       SSgA Prime Money Market Fund                        .92(j)                          4,839
                                                                                                ----------
                                                                                                     7,633
                                                                                                ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
               VARIABLE-RATE DEMAND NOTES (2.1%)(e)
               ---------------------------------
               HEALTH CARE FACILITIES (0.7%)
$   3,215      Vista Funding Corp. (LOC)                            2.12          6/01/2025          3,215
                                                                                                ----------

               PACKAGED FOODS & MEAT (0.5%)
     2,000     Atlanta Bread Co. International, Inc. (LOC)          1.17          9/01/2023          2,000
                                                                                                ----------

               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
     1,925     145 Associates Ltd., Series 2000 (LOC)               2.12         10/01/2020          1,925
     2,000     CAH Holdings, Inc. (LOC)                             1.32          8/01/2028          2,000
                                                                                                ----------
                                                                                                     3,925
                                                                                                ----------
                                                                                                     9,140
                                                                                                ----------

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                                          MARKET
    AMOUNT                                                        COUPON                             VALUE
     (000)     SECURITY                                             RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------
               COMMERCIAL PAPER (2.4%)
               -----------------------
               DIVERSIFIED BANKS (0.9%)
    $4,072     UBS Finance, Inc.                                    1.01%        12/01/2003     $    4,072
                                                                                                ----------

               OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
     6,349     Wheels, Inc.(a,l)                                    1.20         12/01/2003          6,349
                                                                                                ----------
                                                                                                    10,421
                                                                                                ----------
               Total money market instruments (cost: $27,194)                                       27,194
                                                                                                ----------

               TOTAL INVESTMENTS (COST: $397,915)                                               $  436,595
                                                                                                ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 2.9% of net assets as of November 30, 2003.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         EETC  Enhanced Equipment Trust Certificate

         PCRB  Pollution Control Revenue Bond

         RB    Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

         (LOC) Enhanced by a bank letter of credit

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (b) Illiquid security valued using methods determined by a pricing service, under valuation procedures approved by the Board of Trustees, and deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2003, was $991,000, which represented 0.2% of the Fund's net assets.

         (c) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (d) Variable- or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2003.

         (e) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

             securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (g) Interest-only commercial mortgage-backed security - represents the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. The yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid (slow) rate of principal payments may have a material adverse (positive) effect on the yield to maturity of these securities. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows.

         (h) The security or a portion thereof was out on loan as of November 30, 2003.

         (i) Investment was purchased with the cash collateral proceeds received from securities loaned.

         (j) Rate represents the money market fund annualized seven-day yield at November 30, 2003.

         (k) At November 30, 2003, the cost of securities purchased on a when-issued basis was $2,000,000.

         (l) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer

32

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

             or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (m) U.S. government agency issues mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issues by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (n) Represents less than 0.1% of net assets.

          * Non-income-producing security for the 12 months preceding November 30, 2003.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

ASSETS

   Investments in securities, at market value (including securities
      on loan of $2,701) (identified cost of $397,915)                         $436,595
   Cash                                                                             222
   Receivables:
      Capital shares sold                                                           227
      Dividends and interest                                                      1,665
      Securities sold                                                             1,579
      USAA Investment Management Company                                            623
                                                                               --------
         Total assets                                                           440,911
                                                                               --------

LIABILITIES

   Payables:
      Payable upon return of securities loaned                                    2,755
      Securities purchased (when-issued of $2,000)                                4,220
      Capital shares redeemed                                                       149
   Accrued management fees                                                          281
   Accrued transfer agent's fees                                                    107
   Other accrued expenses and payables                                               97
                                                                               --------
         Total liabilities                                                        7,609
                                                                               --------
            Net assets applicable to capital shares outstanding                $433,302
                                                                               ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                             $416,603
   Accumulated undistributed net investment income                                1,060
   Accumulated net realized loss on investments                                 (23,041)
   Net unrealized appreciation of investments                                    38,680
                                                                               --------
            Net assets applicable to capital shares outstanding                $433,302
                                                                               ========

   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                   30,267
                                                                               ========

   Net asset value, redemption price, and offering price per share             $  14.32
                                                                               ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA BALANCED STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME

   Dividends                                                       $  1,696
   Interest                                                           3,244
   Securities lending                                                     2
                                                                   --------
      Total income                                                    4,942
                                                                   --------

EXPENSES

   Management fees                                                    1,505
   Administrative and servicing fees                                    291
   Transfer agent's fees                                                623
   Custodian's fees                                                      84
   Postage                                                               47
   Shareholder reporting fees                                            77
   Trustees' fees                                                         3
   Registration fees                                                     32
   Professional fees                                                     30
   Other                                                                  1
                                                                   --------
      Total expenses                                                  2,693
   Expenses reimbursed                                                 (743)
   Expenses paid indirectly                                             (44)
                                                                   --------
      Net expenses                                                    1,906
                                                                   --------

NET INVESTMENT INCOME                                                 3,036
                                                                   --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain on investments                                   5,818
   Change in net unrealized appreciation/depreciation                21,937
                                                                   --------
      Net realized and unrealized gain                               27,755
                                                                   --------
   Increase in net assets resulting from operations                $ 30,791
                                                                   ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA BALANCED STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MAY 31, 2003

                                                             11/30/2003      5/31/2003
                                                             -------------------------
FROM OPERATIONS

  Net investment income                                      $    3,036      $   6,725
  Net realized gain (loss) on investments                         5,818        (27,490)
  Change in net unrealized appreciation/depreciation
     of investments                                              21,937         13,168
                                                             -------------------------

     Increase (decrease) in net assets resulting
         from operations                                         30,791         (7,579)
                                                             -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                          (3,229)        (7,028)
  Net realized gains                                                  -         (3,389)
                                                             -------------------------
     Distributions to shareholders                               (3,229)       (10,417)
                                                             -------------------------

FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold                                      74,901         96,568
  Shares issued for dividends reinvested                          3,188         10,283
  Cost of shares redeemed                                       (23,191)       (65,576)
                                                             -------------------------

     Increase in net assets from capital
         share transactions                                      54,898         41,275
                                                             -------------------------
  Net increase in net assets                                     82,460         23,279

NET ASSETS

     Beginning of period                                        350,842        327,563
                                                             -------------------------
     End of period                                           $  433,302      $ 350,842
                                                             =========================

  Accumulated undistributed net investment income:
     End of period                                           $    1,060      $   1,253
                                                             =========================

CHANGE IN SHARES OUTSTANDING

  Shares sold                                                     5,427          7,605
  Shares issued for dividends reinvested                            235            813
  Shares redeemed                                                (1,683)        (5,197)
                                                             -------------------------
     Increase in shares outstanding                               3,979          3,221
                                                             =========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA Balanced Strategy Fund (the Fund). The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or the official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 3. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 4. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                    The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 5. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Trust's Board of Trustees.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                 the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2004, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2003, the cost of outstanding when-issued commitments for the Fund was $2,000,000.

              G. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended November 30, 2003, these fee-offset arrangements reduced the Fund's expenses by $44,000.

40

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2003.

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2004, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2003, the Fund had capital loss carryovers of $28,399,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2003, were $137,603,000 and $86,477,000, respectively.

         The cost of securities at November 30, 2003, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2003, were $43,003,000 and $4,323,000, respectively, resulting in net unrealized appreciation of $38,680,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of

42

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

         the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of November 30, 2003, the Fund loaned securities having a fair market value of approximately $2,701,000 and received cash collateral of $2,755,000 for the loans. The cash collateral was invested in money market instruments, as noted in the Fund's portfolio of investments.

6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies, directly manages a portion of the Fund's portfolio, and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Balanced Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
-----------------------------------------------------------------------
+/- 1.00% to 4.00%              +/- 0.04%
+/- 4.01% to 7.00%              +/- 0.05%
+/- 7.01% and greater           +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the six-month period ended November 30, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $1,505,000, which included a performance adjustment of $49,000.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee.

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $291,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount. This arrangement may be modified or terminated at any time. For the six-month period ended November 30, 2003, the Fund incurred reimbursable expenses of $743,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended November 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $623,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

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           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2003 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                   PERIOD ENDED
                                   NOVEMBER 30,                             YEAR ENDED MAY 31,
                                 ----------------------------------------------------------------------------------------
                                       2003              2003            2002            2001           2000         1999
                                 ----------------------------------------------------------------------------------------
Net asset value at beginning of
  period                         $    13.35        $    14.20      $    15.25      $    15.26      $   14.02    $   13.46
                                 ----------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                 .10               .28             .35(a,d)        .33            .27          .25
  Net realized and unrealized
    gain (loss)                         .99              (.70)           (.40)(a,d)       .77           1.22          .74
                                 ----------------------------------------------------------------------------------------
Total from investment operations       1.09              (.42)           (.05)(a,d)      1.10           1.49          .99
                                 ----------------------------------------------------------------------------------------
Less distributions:
  From net investment income           (.12)             (.29)           (.34)           (.32)          (.25)        (.27)
  From realized capital gains             -              (.14)           (.66)           (.79)             -         (.16)
                                 ----------------------------------------------------------------------------------------
Total distributions                    (.12)             (.43)          (1.00)          (1.11)          (.25)        (.43)
                                 ----------------------------------------------------------------------------------------
Net asset value at
  end of period                  $    14.32        $    13.35      $    14.20      $    15.25      $   15.26    $   14.02
                                 ========================================================================================
Total return (%)*                      8.19             (2.71)           (.06)           7.37          10.65         7.63
Net assets at end of period (000)$  433,302        $  350,842      $  327,563      $  184,977      $ 148,153    $  95,755
Ratio of expenses to
  average net assets (%)**             1.00(b,c,e)       1.00(c,e)       1.02(c,e)       1.23(c,e)      1.25(c)      1.25(c)
Ratio of expenses to
  average net assets, excluding
  reimbursements (%)**                 1.38(b,e)         1.47(e)         1.35(e)          N/A           1.26         1.31
Ratio of net investment
  income to average
     net assets (%)**                  1.56(b)           2.19            2.41(d)         2.30           1.92          1.88
Portfolio turnover (%)                23.65            113.80           42.34           80.60          87.11         63.39

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30, 2003, average net assets were $388,950,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective August 1, 2001, the Manager voluntarily agreed to limit the Fund's expense ratio to 1.00% of the Fund's average annual net assets. Prior to this date, the voluntary expense ratio limit was 1.25% of the Fund's average annual net assets.
(d) In 2001, a change in amortization method was made as required by an accounting pronouncement. This change had no effect on these amounts.
(e) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                       (.02%)            (.01%)             -               -            N/A          N/A

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

             TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

27804-0104                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.